New standards and interpretations not yet effective	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
New standards and interpretations not yet effective
4	New standards and interpretations not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2018 and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these consolidated financial statements.

a)	Estimated impact of the adoption of IFRS 15 and IFRS 9

The Company estimated the impact of the adoption of IFRS 15—Revenue from Contract with Customers and IFRS 9—Financial Instruments on equity on January 1, 2018, based on valuations carried out up to the date of issuance these statements. The actual impacts of adopting the standards on January 1, 2018 may be different as the Company did not finalize the testing and evaluation of controls on these new standards and the new accounting policies are subject to change until the Company presents its first statements including the date of initial application.

The main components of the estimated adjustment are as follows:

i)	recognition of incremental costs to obtain contract and customer payment to be paid; and

ii)	impairment losses on financial assets.

b)	IFRS 15—Customer Contract Revenue

IFRS 15 includes as a fundamental principle the recognition of revenue when goods or services are transferred to customers at the transaction price. Revenue is recognized according to this principle by applying a 5 step model:

•	Step 1: Identify the contracts with the client;

•	Step 2: Identify the performance obligations defined in the contract;

•	Step 3: Determine the price of the transaction;

•	Step 4: Allocate the price of the transaction to the performance obligations provided for in the agreement; and

•	Step 5: Recognize revenue when (or as) the entity meets each performance obligation.

IFRS 15 introduces a comprehensive framework to determine whether and when revenue is recognized, and how much revenue is received. IFRS 15 replaces current revenue recognition standards.

The Company recognizes revenues from the following main sources:

(i)	Sale of products

The Company recognizes sales revenues upon delivery to the customer. Delivery is considered to be the moment when the customer accepts the goods, and the risks and benefits related to the property are transferred. Revenue is recognized at this time as long as revenue and costs can be measured reliably, receipt of the consideration is probable and there is no continuous involvement of management with the products.

In accordance with IFRS 15, revenue must be recognized when the customer obtains control of the products. For contracts with customers where the sale is generally expected to be the only execution obligation, the adoption of IFRS 15 should have no impact on revenue and results. The Company expects revenue recognition to occur at a time when control of the good is transferred to the customer, usually at the time of delivery of the goods.

The Company operates in the production and distribution of lubricants including the brands Mobil and Comma, as well as the production and distribution of biomass pellets. Products are sold in contracts identified with individual customers and in sets, as a package of goods or services.

Some lubricant sales contracts cannot be purchased separately from a package of services. However, the goods and services are clearly distinct in the contracts. This sales modality represents two separate performance obligations and therefore revenue will be recognized for each of these performance obligations when control of the respective goods and services is transferred to the customer. Although IFRS 15 requires that the transaction price be allocated to different performance obligations based on the independent selling price, Management does not expect the allocation of revenues from the sale of lubricants and services rendered to be significantly different from that currently practiced, in which revenues are identified, measured and recorded separately.

(ii)	Services provided

The Company provides gas distribution services through the subsidiary Comgás and logistics services through the subsidiary Cosan Logística. Based on the Company’s assessment, the fair value and selling prices of individual services are broadly similar. Therefore, the Company does not expect the application of IFRS 15 to result in significant differences in the recognition of revenue for these services.

(iii)	Other effects

a)	Incremental cost to obtain contracts

The Company has identified certain lubricant sales agreements that contain commission clauses. These clauses are under evaluation that are included as incremental costs associated with contract acquisition and are expressly chargeable to the customer. In the Company’s evaluation, when IFRS 15 is adopted, certain contracts may be recognized as assets due to the incremental cost of obtaining a customer agreement. These will be amortized on a systematic basis consistent with the transfer of the goods or services to the customers. On December 31, 2017, the amount of R$ 39,275 related to sales commissions was recognized as selling expenses.

The Company was presenting expenses related to contracts as sales expenses

b)	Disposal of non-financial assets

The recognition and measurement requirements in IFRS 15 also apply to the recognition and measurement of any gains or losses on the disposal of non-financial assets (such as property, plant and equipment and intangible assets), when such disposal does not occur in the normal course of business. However, there is no expectation that the effect of these changes will be material to the Company.

(iv)	Presentation and disclosure requirements

The presentation and disclosure requirements in IFRS 15 are more detailed than those contained in the current IFRS. The presentation requirements represent a significant change from the current practice and significantly increase the volume of disclosures required of the Company’s financial statements. Many of the disclosure requirements of IFRS 15 are new and the Company has assessed that the impact of some of them will be significant. In particular, the Company expects the explanatory notes to the financial statements to require expansion due to the disclosure of significant judgments made. These include determining the timing of the transaction price of contracts that include variable consideration, as the transaction price has been attached to the performance obligation and the assumptions used to estimate the individual selling prices of each performance obligation. In addition, as required by IFRS 15, the Company will disaggregate the recognized revenues from contracts that include the sale of both goods and services. In 2017, the Company continued to test the internal controls, policies and procedures required to collect and disclose the information required.

(v)	Transition

The Company plans to adopt IFRS 15 using the cumulative effect method, with initial application of the standard at the initial date (January 1, 2018). As a result, the Company will not apply the requirements of IFRS 15 to the comparative period presented.

The Company plans to use the practical expedients for concluded contracts. This means completed contracts that have commenced and ended in the same comparative presentation period, as well as contracts that concluded at the beginning of the earliest period presented, will not be restated.

c)	IFRS 9—Financial Instruments

In July 2016, the IASB International Accounting Standards Board issued the final version of IFRS 9—Financial Instruments which replaces IAS 39—Financial Instruments: Recognition and Measurement and all previous versions of IAS 39. The new standard brings together the three aspects of the accounting of financial instruments: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for fiscal years beginning on or after January 1, 2018, without prior application permission. With the exception of hedge accounting, retrospective application is necessary, but providing comparative information is not mandatory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company plans to adopt the new standard on the effective date required and will not restate comparative information. In 2017, the Company conducted a detailed impact assessment of the three aspects of IFRS 9. This evaluation is based on information currently available and may be subject to changes arising from reasonable and bearable information being made available by the Company in 2018, when it adopts IFRS 9. In general, the Company does not foresee any significant impact on the financial statements or shareholders’ equity, except for the effect of applying the impairment requirements of IFRS 9. The Company expects an increase in loss provisions resulting in a negative impact on shareholders’ equity as discussed below. In addition, the Company will implement changes to the classification of certain financial instruments.

i)	Classification and measurement of financial assets

The Company does not expect a significant impact on its balance sheet or equity in applying the classification and measurement requirements of IFRS 9. We expect to continue to measure at fair value all financial assets currently held at fair value. Equity instruments, currently held for sale, with gains and losses recorded in profit or loss, will continue to be measured at fair value through profit or loss.

Loans and receivables are held by the Company to obtain contractual cash flows and should generate cash flows representing only payments of principal and interest. The Company analyzed the contractual cash flow characteristics of these instruments and concluded that they meet the amortized cost criteria in accordance with IFRS 9. Therefore, the reclassification to these instruments will not impact the balance sheet or equity.

The Company has assessed the impacts of gains and losses on financial liabilities attributable to its own risk and has not identified deviations that will result in an accounting for comprehensive income.

ii)	Impairment – Financial Assets and Contractual Assets

IFRS 9 requires the Company to record the expected credit losses on all of its debt securities and trade accounts receivable, whether in 12 months or throughout the asset’s life. However, the Company has adopted the more simplified approach and will measure the expected credit losses over a lifetime because the trade accounts receivable and contractual assets do not represent a significant financing component. The provision will be determined by applying the percentage of expected losses on the financial assets to the overdue amounts and overdue loans that may impact the amount of provisioning expense for losses.

The estimated losses were calculated based on the actual experience of credit loss in recent years, and from observing the current conditions and forecasting future economic conditions.

The Company holds investments in debt instruments classified as securities, which are part of investment fund quotas measured at fair value through profit or loss. Therefore, no credit risk analysis of these assets is required.

iii)	Hedge accounting

The Company has determined that all existing hedge relationships currently designated as effective hedging relationships will continue to qualify for hedge accounting in accordance with IAS 39. The Company has elected not to retrospectively apply IFRS 9 in the transition to the hedges where the Company excluded the items of progress of the hedge designation in accordance with IAS 39. As IFRS 9 does not change the general principles of how an entity responds to effective hedges, the application of the requirements of hedge of IFRS 9 will not have a significant impact on the Company’s financial statements.

iv)	Other adjustments

In addition to the adjustments described above, associated with the adoption of IFRS 9, other items in the financial statements, such as deferred taxes, assets held for sale and liabilities associated with them, investments in associates and joint ventures will be adjusted as necessary. Foreign exchange differences in the conversion of foreign operations will also be adjusted.

d)	IFRS 16 Leases

IFRS 16 introduces a single model for the accounting of leases in the balance sheet for tenants. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. Optional exemptions are available for short-term leases and low value items. The lessor’s accounting remains similar to the current standard, that is, lessors continue to classify leases as financial or operating.

IFRS 16 replaces existing lease standards, including IAS 17 Leasing Operations and IFRIC 4, SIC 15 and SIC 27 Complementary Aspects of Leasing Operations.

The standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted only for financial statements in accordance with IFRSs and only for entities that apply IFRS 15 Revenue from Contracts with Customers or before the date of initial application of IFRS 16.

The Company began an initial assessment of the potential impact on its financial statements. So far, the most significant impact identified is that the subsidiary Rumo will recognize new assets and liabilities for its operating leases. In the jointly-owned subsidiary Raízen, it is expected to have significant impacts on land leases. In addition, the nature of the expenses related to these leases will be changed, since IFRS 16 replaces the line operating lease expense due to depreciation of the right of use and interest on the lease liabilities. The Company has not yet decided whether to use the optional exemptions.

As a lessee, the Company may apply the standard using a:

- Retrospective approach; or

- Modified retrospective approach with optional practical expedients.

The lessee will apply this choice consistently to all of its leases. The Company should apply IFRS 16 initially on January 1, 2019. The Company has not yet determined which transition approach to apply.

The Company has not yet quantified the impact of adopting IFRS 16 on its assets and liabilities. The quantitative effect of the adoption of IFRS 16 will depend specifically on the transition method chosen, the use of practical expedients and recognition exemptions, and any additional leases that the Company will enter into. The Company expects to disclose its transition approach and quantitative information prior to adoption.

e)	IFRIC 22 — Foreign Currency Transactions and Advance Consideration

IFRIC states that the date of the transaction for the purpose of determining the exchange rate should be the date on which the entity initially recognizes the non-monetary asset or liability arising from the payment or early receipt.

This interpretation takes effect for annual periods beginning on or after January 1, 2018. The initial adoption is permitted retrospectively, or prospectively.

Management conducted the analysis of the impacts of the initial adoption of IFRIC 22 and considered them to be immaterial. Thus, whether the adoption will be carried out prospectively or retrospectively is still being determined.

There are no other IFRS standards or IFRIC interpretations that have not come into effect and that are expected to have a material impact on the Company.